Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Table Text Block]
	Three month ended
	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016

	U.S. dollars in thousands, except for per share data
Loss from operations	$(4,492)	$(3,722)	$(4,578)	$(3,074)
Net loss	(4,594)	(3,685)	(4,670)	(3,073)
Net loss attributable to Ordinary shareholders	(4,594)	(3,685)	(4,670)	(3,073)
Net loss per share attributable to Ordinary shareholders - basic and diluted	$(0.32)	$(0.22)	$(0.28)	$(0.19)

	Three month ended
	March 31,	June 30,	September 30,	December 31,
	2015	2015	2015	2015

	U.S. dollars in thousands, except for per share data
Loss from operations	$(3,318)	$(3,738)	$(3,587)	$(4,833)
Net loss	(3,299)	(3,686)	(3,551)	(4,829)
Net loss attributable to Ordinary shareholders	(3,299)	(3,686)	(3,551)	(4,829)
Net loss per share attributable to Ordinary shareholders - basic and diluted	$(0.23)	$(0.26)	$(0.25)	$(0.34)